RiverPark Long/Short Opportunity Fund
Summary Section
RiverPark Long/Short Opportunity Fund Retail Class Shares Institutional Class Shares Class C Shares
Investment Objective
RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RiverPark Long/Short Opportunity Fund (USD $)	Retail Class	Institutional Class	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RiverPark Long/Short Opportunity Fund		Retail Class	Institutional Class	Class C Shares
Management Fees		1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		none	none	1.00%
Interest Expense and Dividends on Short Positions		1.50%	1.50%	1.50%
Other Expenses	[1]	1.00%	0.75%	0.75%
Total Annual Fund Operating Expenses		4.00%	3.75%	4.75%
Fee Waiver and/or Expense Reimbursement	[2]	(0.50%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		3.50%	3.35%	4.35%
[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.85% for the Institutional, 2.00% for the Retail Class Shares and 2.85% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least March 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example RiverPark Long/Short Opportunity Fund (USD $)	1 Year	3 Years
Retail Class	353	1,173
Institutional Class	338	1,110
Class C Shares	436	1,395

Principal Investment Strategies

RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest outside the U.S. The Fund will limit its investments in the securities of foreign issuers to no more than 15% of its assets. The equity securities in which the Fund will invest will be primarily common stocks. The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets. The Fund seeks to accomplish its objective through in depth, long-term, fundamental research. The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society. The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes. On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital. The Adviser uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations. In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future. The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure. The types of derivatives in which the Fund may invest include call options, put options and swap contracts. The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option. The Fund does not intend to use options for the purpose of gaining leverage to any material degree. Examples of strategies that the Fund may pursue using options include: (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where there is the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions. The Fund may use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

There is no assurance that the Fund will achieve its objective.

The Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by that Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund. Additionally, The Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are considered forms of leverage.

Principal Risks

RiverPark Long/Short Opportunity Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Risks of Using Leverage and Short Sales. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk. The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk. Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Options Risk. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Performance

Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available. The prior performance shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio manager and in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The following information shows the predecessor partnership’s monthly returns and long term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% at annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor partnership varied from year to year. Comparison of performance to an appropriate index indicates how the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The predecessor partnership’s past performance is not necessarily an indication of how RiverPark Long/Short Opportunity Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Annual Total Return for the Years Ended December 31[1] RiverPark Opportunity Fund, LLC

Best Quarter (3rd Quarter 2010):	9.3%
Worst Quarter (2nd Quarter 2010):	-6.3%

Average Annual Total Returns (For the year ended December 31, 2011)
Average Annual Total Returns RiverPark Long/Short Opportunity Fund	1 Year	Since Inception	Inception Date
Retail Class	8.48%	6.58%	Sep 30, 2009
Retail Class - Return After Taxes on Distributions			Sep 30, 2009
Retail Class - Return After Taxes on Distributions and Sale of Fund Shares			Sep 30, 2009
S&P 500® Index	2.11%	10.27%	Sep 30, 2009

1	RiverPark Opportunity Fund, LLC commenced operations on October 1, 2009.

Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.

RiverPark/Gargoyle Hedged Value Fund
Summary Section RiverPark/Gargoyle Hedged Value Fund Retail Class Shares Institutional Class Shares Class C Shares
Investment Objective
RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RiverPark/Gargoyle Hedged Value Fund (USD $)	Retail Class	Institutional Class	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RiverPark/Gargoyle Hedged Value Fund		Retail Class	Institutional Class	Class C Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none	1.00%
Other Expenses	[1]	1.00%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.90%	1.65%	2.65%
Fee Waiver and/or Expense Reimbursement	[2]	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.50%	1.25%	2.25%
[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional Class Shares, 1.50% for the Retail Class Shares and 2.25% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least March 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example RiverPark/Gargoyle Hedged Value Fund (USD $)	1 Year	3 Years
Retail Class	153	766
Institutional Class	127	690
Class C Shares	228	988

Principal Investment Strategies

RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indexes by combining two investment strategies. First, the Fund intends to be fully invested and to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-large capitalization companies (the “Stock Portfolio”) that Gargoyle Investment Advisor L.L.C. (“Gargoyle”), the Fund’s sub-adviser believes are attractively priced relative to medium-large capitalization stocks generally. The Fund considers companies in excess of $1.5 billion to be medium-large capitalization companies. The equity securities in which the Fund will invest will be primarily common stocks. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest in securities of issuers outside of the U.S. that are listed on a U.S. exchange. Second, the Fund sells index call options (the “Options Portfolio”) against the Stock Portfolio in an effort to increase the Fund’s income, reduce the volatility of its returns and, in general, improve the reward/risk of the Stock Portfolio. The Fund intends to maintain an overall net long market exposure of between 35% and 65%.

Gargoyle’s investment approach involves modifying and combining what it believes are two time-proven investment strategies—value investing and option buy-writing. Option buy-writing is a strategy that involves owning the underlying securities and writing (selling) call options on such underlying securities. In the Fund's case, the Stock Portfolio as a whole serves as the underlying securities and a basket of index call options are written (sold) in place of individual equity options. While Gargoyle views the Fund as one integrated portfolio with the goal of achieving its stated objective, the Stock Portfolio and the Options Portfolio investment approaches can be viewed independently.

Gargoyle periodically, and at least monthly, statistically analyzes approximately 2,000 U.S.-listed companies. For each company, Gargoyle compares a number of fundamental ratios, such as the price-to-earnings ratio and the price-to-sales ratio, against both that company's historic average for each such ratio as well as the applicable industry's current average for each such ratio. The goal is not to discover the companies with the lowest ratios on an absolute basis but rather to discover those companies whose current fundamental ratios are low relative to their own historic ratios and their industry's current ratios. Based upon these comparisons, and using a proprietary algorithm, each company is assigned a number– its JScore, which is the percentage of "fair market value" at which Gargoyle believes each such company is trading.

While Gargoyle analyzes approximately 2,000 companies, it limits the universe of candidates for inclusion in the Stock Portfolio to those with the largest market capitalization (typically the largest 1,000 companies). These companies are then divided into three groups. A company with a JScore substantially below 100% is a "buy" candidate. Assuming the Fund has additional capital to invest, based upon certain subjective criteria and subject to risk considerations that limit the amount that the Fund may invest in any one company, sub-industry, industry group, industry or sector, the Fund will purchase a "buy" candidate. A company with a JScore below, but not significantly below, 100% is a "hold." If the Fund does not own a "hold" stock, it will not buy it; if the Fund already owns a "hold" stock, it will not sell it, unless, pursuant to a proprietary algorithm and in consideration of potential tax consequences, it determines that the position should be reduced or fully liquidated. Finally, any company with a JScore above 95% is considered a “Sell” candidate. The Fund will generally sell companies that are “sell” candidates in order to meet redemptions or to provide funds to purchase “buy” candidates.

The second prong of the Fund’s investment strategy is to partially hedge the Stock Portfolio by selling index call options. Throughout each month, Gargoyle, using proprietary software, determines the "best" basket of indexes on which to sell call options. In determining the best basket, Gargoyle considers (1) the degree to which a basket, on an historical basis, would have most closely replicated, on a statistical basis, the performance of the stocks in the current Stock Portfolio and (2) which indexes have the most relatively overvalued options from an options valuation perspective. Based upon other proprietary software and the experience and judgment of Gargoyle's portfolio managers, it then typically sells near-term index call options with strike prices near the index's current value such that the net long market exposure of the long Stock Portfolio and the short Options Portfolio is approximately 50%.

As a seller of index call options, the Fund is paid for assuming the risk of an index closing above a pre-set price (the "strike price") on Expiration Friday (or on any date before its expiration date ("Expiration Friday") that the purchaser elects to exercise its option(s)). As part of its determination of the best combination of options, Gargoyle strives to sell call options so that each month the total sales proceeds exceeds 1-1/2% of the Fund's net asset value (for a "total" of 18% per year). Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on Expiration Friday at or below the strike prices, the Fund realizes the entire 1-1/2%. Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on Expiration Friday above the strike price, the Fund will be liable to pay, for each option sold, $100 for each point the index exceeds the strike price. Against this liability, (1) the Fund has received the proceeds from the sale of the index call options and (2) the Stock Portfolio, which as a diversified portfolio of stocks, can reasonably be expected to have appreciated with the market. Of course, there can be no guarantee of such returns, or of any positive returns, in any given month.

Gargoyle strives for the Fund to have, on an options-adjusted basis, a 50% net long market exposure. This number—the net long market exposure—is monitored continually. As long as the net long market exposure of the Fund stays sufficiently constant (which is currently defined as between 35% and 65%), Gargoyle, in general, does not adjust the net exposure of the Options Portfolio between Expiration Fridays. Gargoyle may take advantage of flows both in and out of the Fund when trading the Option Portfolio to alter the net long market exposure of the Fund. Additionally, if, due to market conditions, at any point the Fund's net long market exposure falls outside the risk parameters then in place, Gargoyle will adjust the Options Portfolio with the goal to bring the Fund back within those parameters. To the extent that Gargoyle determines to roll the Options Portfolio forward (i.e., hedge the Stock Portfolio by using the next most near-term month's options), the Fund maintains its call-selling bias.

Investors should note that, although Gargoyle will endeavor to sell near-term index call options, the Fund may implement other options strategies to hedge the Stock Portfolio, such as selling index call options other than near-term options, purchasing put options (on a stock, a sector index or a market index) or selling call options on individual stocks or sector indexes.

Principal Risks

RiverPark/Gargoyle Hedged Value Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests.

Options Risks. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Dispersion Risk. As part of its investment strategy, the Fund sells index call options to hedge the Stock Portfolio. As such, there is the risk that the Stock Portfolio will under-perform the blended performance of the indexes on which those options were sold. If the Stock Portfolio were to under-perform such indexes sufficiently, the Fund could incur losses, even during times that the Stock Portfolio generates profits.

Value Stock Risk. The Fund will invest in value stocks. When value investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.

Medium Capitalization Company Risk. The Fund may invest in the securities of companies which are considered “mid-cap” or medium capitalization. Such companies may be relatively newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies. Compared to large-cap companies, medium cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the sub-adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Performance

Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available. The prior performance shown below is for the Fund’s predecessor partnership (Gargoyle Hedged Value Fund L.P.). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same investment adviser (i.e., its sub-adviser, Gargoyle Investment Advisor, L.L.C.) and in a manner that is in all material respects equivalent to the management of the predecessor partnership since January 2000. The predecessor partnership was formed and commenced operations in 1997, however, substantial changes were made to the strategy in January 2000, consistent with the strategy that the Fund will pursue. Performance results during years 1997 through 1999 are available upon request. During its operating history since January 2000, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The following information shows the predecessor partnership’s monthly returns and long term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged investors a 20% performance fee. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor partnership varied from year to year. Comparison of performance to an appropriate index indicates how the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The predecessor partnership’s past performance is not necessarily an indication of how RiverPark/Gargoyle Hedged Value Fund will perform in the future. Past performance is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Annual Total Return for the Years Ended December 31 Gargoyle Hedged Values Fund L.P.

Best Quarter (2nd Quarter of 2009)	22.51%
Worst Quarter (4th Quarter of 2008)	-20.52%

Average Annual Total Returns (For the year ended December 31, 2011)
Average Annual Total Returns RiverPark/Gargoyle Hedged Value Fund	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Retail Class	(3.66%)	17.41%	1.02%	7.46%	7.23%	[1]	Jan 1, 2000
Retail Class - Return After Taxes on Distributions							Jan 1, 2000
Retail Class - Return After Taxes on Distributions and Sale of Fund Shares							Jan 1, 2000
S&P 500® Index	1.08%	13.72%	(0.46%)	2.81%	0.46%	[1]	Jan 1, 2000
[1]	The predecessor partnership of the Fund was formed in 1997. Substantial changes were made to the strategy in January 2000, consistent with the strategy that the Fund will pursue. Performance results during years 1997 through 1999 are available upon request by calling the Fund at 888-564-4517.

Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Mar 20, 2012
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0001494928
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 20, 2012
Effective Date	dei_DocumentEffectiveDate	Mar 20, 2012
Prospectus Date	rr_ProspectusDate	Mar 20, 2012
RiverPark Long/Short Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
Summary Section
		RiverPark Long/Short Opportunity Fund Retail Class Shares Institutional Class Shares Class C Shares
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest outside the U.S. The Fund will limit its investments in the securities of foreign issuers to no more than 15% of its assets. The equity securities in which the Fund will invest will be primarily common stocks. The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets. The Fund seeks to accomplish its objective through in depth, long-term, fundamental research. The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society. The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes. On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital. The Adviser uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations. In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future. The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure. The types of derivatives in which the Fund may invest include call options, put options and swap contracts. The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option. The Fund does not intend to use options for the purpose of gaining leverage to any material degree. Examples of strategies that the Fund may pursue using options include: (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where there is the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions. The Fund may use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

There is no assurance that the Fund will achieve its objective.

The Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by that Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund. Additionally, The Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are considered forms of leverage.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Long/Short Opportunity Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Risks of Using Leverage and Short Sales. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk. The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk. Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Options Risk. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

May Lose Money	rr_RiskLoseMoney	RiverPark Long/Short Opportunity Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available. The prior performance shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio manager and in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The following information shows the predecessor partnership’s monthly returns and long term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% at annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor partnership varied from year to year. Comparison of performance to an appropriate index indicates how the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The predecessor partnership’s past performance is not necessarily an indication of how RiverPark Long/Short Opportunity Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how the performance for the predecessor partnership varied from year to year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Comparison of performance to an appropriate index indicates how the predecessor partnership's average annual returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The predecessor partnership's past performance is not necessarily an indication of how RiverPark Long/Short Opportunity Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31[1] RiverPark Opportunity Fund, LLC
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (3rd Quarter 2010):	9.3%
Worst Quarter (2nd Quarter 2010):	-6.3%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.30%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2011)
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.
Performance Table Closing	rr_PerformanceTableClosingTextBlock
1	RiverPark Opportunity Fund, LLC commenced operations on October 1, 2009.

Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.

RiverPark Long/Short Opportunity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
RiverPark Long/Short Opportunity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Short Positions	rvrparkft_InterestDividendExpense	1.50%
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	353
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,173
2009	rr_AnnualReturn2009	1.70%
2010	rr_AnnualReturn2010	4.70%
2011	rr_AnnualReturn2011	8.50%
1 Year	rr_AverageAnnualReturnYear01	8.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
RiverPark Long/Short Opportunity Fund | Retail Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
RiverPark Long/Short Opportunity Fund | Retail Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
RiverPark Long/Short Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Short Positions	rvrparkft_InterestDividendExpense	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	338
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,110
RiverPark Long/Short Opportunity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense and Dividends on Short Positions	rvrparkft_InterestDividendExpense	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	436
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,395
RiverPark/Gargoyle Hedged Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark/Gargoyle Hedged Value Fund Retail Class Shares Institutional Class Shares Class C Shares
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indexes by combining two investment strategies. First, the Fund intends to be fully invested and to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-large capitalization companies (the “Stock Portfolio”) that Gargoyle Investment Advisor L.L.C. (“Gargoyle”), the Fund’s sub-adviser believes are attractively priced relative to medium-large capitalization stocks generally. The Fund considers companies in excess of $1.5 billion to be medium-large capitalization companies. The equity securities in which the Fund will invest will be primarily common stocks. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest in securities of issuers outside of the U.S. that are listed on a U.S. exchange. Second, the Fund sells index call options (the “Options Portfolio”) against the Stock Portfolio in an effort to increase the Fund’s income, reduce the volatility of its returns and, in general, improve the reward/risk of the Stock Portfolio. The Fund intends to maintain an overall net long market exposure of between 35% and 65%.

Gargoyle’s investment approach involves modifying and combining what it believes are two time-proven investment strategies—value investing and option buy-writing. Option buy-writing is a strategy that involves owning the underlying securities and writing (selling) call options on such underlying securities. In the Fund's case, the Stock Portfolio as a whole serves as the underlying securities and a basket of index call options are written (sold) in place of individual equity options. While Gargoyle views the Fund as one integrated portfolio with the goal of achieving its stated objective, the Stock Portfolio and the Options Portfolio investment approaches can be viewed independently.

Gargoyle periodically, and at least monthly, statistically analyzes approximately 2,000 U.S.-listed companies. For each company, Gargoyle compares a number of fundamental ratios, such as the price-to-earnings ratio and the price-to-sales ratio, against both that company's historic average for each such ratio as well as the applicable industry's current average for each such ratio. The goal is not to discover the companies with the lowest ratios on an absolute basis but rather to discover those companies whose current fundamental ratios are low relative to their own historic ratios and their industry's current ratios. Based upon these comparisons, and using a proprietary algorithm, each company is assigned a number– its JScore, which is the percentage of "fair market value" at which Gargoyle believes each such company is trading.

While Gargoyle analyzes approximately 2,000 companies, it limits the universe of candidates for inclusion in the Stock Portfolio to those with the largest market capitalization (typically the largest 1,000 companies). These companies are then divided into three groups. A company with a JScore substantially below 100% is a "buy" candidate. Assuming the Fund has additional capital to invest, based upon certain subjective criteria and subject to risk considerations that limit the amount that the Fund may invest in any one company, sub-industry, industry group, industry or sector, the Fund will purchase a "buy" candidate. A company with a JScore below, but not significantly below, 100% is a "hold." If the Fund does not own a "hold" stock, it will not buy it; if the Fund already owns a "hold" stock, it will not sell it, unless, pursuant to a proprietary algorithm and in consideration of potential tax consequences, it determines that the position should be reduced or fully liquidated. Finally, any company with a JScore above 95% is considered a “Sell” candidate. The Fund will generally sell companies that are “sell” candidates in order to meet redemptions or to provide funds to purchase “buy” candidates.

The second prong of the Fund’s investment strategy is to partially hedge the Stock Portfolio by selling index call options. Throughout each month, Gargoyle, using proprietary software, determines the "best" basket of indexes on which to sell call options. In determining the best basket, Gargoyle considers (1) the degree to which a basket, on an historical basis, would have most closely replicated, on a statistical basis, the performance of the stocks in the current Stock Portfolio and (2) which indexes have the most relatively overvalued options from an options valuation perspective. Based upon other proprietary software and the experience and judgment of Gargoyle's portfolio managers, it then typically sells near-term index call options with strike prices near the index's current value such that the net long market exposure of the long Stock Portfolio and the short Options Portfolio is approximately 50%.

As a seller of index call options, the Fund is paid for assuming the risk of an index closing above a pre-set price (the "strike price") on Expiration Friday (or on any date before its expiration date ("Expiration Friday") that the purchaser elects to exercise its option(s)). As part of its determination of the best combination of options, Gargoyle strives to sell call options so that each month the total sales proceeds exceeds 1-1/2% of the Fund's net asset value (for a "total" of 18% per year). Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on Expiration Friday at or below the strike prices, the Fund realizes the entire 1-1/2%. Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on Expiration Friday above the strike price, the Fund will be liable to pay, for each option sold, $100 for each point the index exceeds the strike price. Against this liability, (1) the Fund has received the proceeds from the sale of the index call options and (2) the Stock Portfolio, which as a diversified portfolio of stocks, can reasonably be expected to have appreciated with the market. Of course, there can be no guarantee of such returns, or of any positive returns, in any given month.

Gargoyle strives for the Fund to have, on an options-adjusted basis, a 50% net long market exposure. This number—the net long market exposure—is monitored continually. As long as the net long market exposure of the Fund stays sufficiently constant (which is currently defined as between 35% and 65%), Gargoyle, in general, does not adjust the net exposure of the Options Portfolio between Expiration Fridays. Gargoyle may take advantage of flows both in and out of the Fund when trading the Option Portfolio to alter the net long market exposure of the Fund. Additionally, if, due to market conditions, at any point the Fund's net long market exposure falls outside the risk parameters then in place, Gargoyle will adjust the Options Portfolio with the goal to bring the Fund back within those parameters. To the extent that Gargoyle determines to roll the Options Portfolio forward (i.e., hedge the Stock Portfolio by using the next most near-term month's options), the Fund maintains its call-selling bias.

Investors should note that, although Gargoyle will endeavor to sell near-term index call options, the Fund may implement other options strategies to hedge the Stock Portfolio, such as selling index call options other than near-term options, purchasing put options (on a stock, a sector index or a market index) or selling call options on individual stocks or sector indexes.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark/Gargoyle Hedged Value Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests.

Options Risks. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Dispersion Risk. As part of its investment strategy, the Fund sells index call options to hedge the Stock Portfolio. As such, there is the risk that the Stock Portfolio will under-perform the blended performance of the indexes on which those options were sold. If the Stock Portfolio were to under-perform such indexes sufficiently, the Fund could incur losses, even during times that the Stock Portfolio generates profits.

Value Stock Risk. The Fund will invest in value stocks. When value investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.

Medium Capitalization Company Risk. The Fund may invest in the securities of companies which are considered “mid-cap” or medium capitalization. Such companies may be relatively newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies. Compared to large-cap companies, medium cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the sub-adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

May Lose Money	rr_RiskLoseMoney	RiverPark/Gargoyle Hedged Value Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available. The prior performance shown below is for the Fund’s predecessor partnership (Gargoyle Hedged Value Fund L.P.). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same investment adviser (i.e., its sub-adviser, Gargoyle Investment Advisor, L.L.C.) and in a manner that is in all material respects equivalent to the management of the predecessor partnership since January 2000. The predecessor partnership was formed and commenced operations in 1997, however, substantial changes were made to the strategy in January 2000, consistent with the strategy that the Fund will pursue. Performance results during years 1997 through 1999 are available upon request. During its operating history since January 2000, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The following information shows the predecessor partnership’s monthly returns and long term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged investors a 20% performance fee. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor partnership varied from year to year. Comparison of performance to an appropriate index indicates how the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The predecessor partnership’s past performance is not necessarily an indication of how RiverPark/Gargoyle Hedged Value Fund will perform in the future. Past performance is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how the performance for the predecessor partnership varied from year to year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund has not begun operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Comparison of performance to an appropriate index indicates how the predecessor partnership's average annual returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The predecessor partnership's past performance is not necessarily an indication of how RiverPark/Gargoyle Hedged Value Fund will perform in the future. Past performance is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31 Gargoyle Hedged Values Fund L.P.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (2nd Quarter of 2009)	22.51%
Worst Quarter (4th Quarter of 2008)	-20.52%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2011)
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor partnership prior to March 30, 2012.

RiverPark/Gargoyle Hedged Value Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2000
RiverPark/Gargoyle Hedged Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	766
2000	rr_AnnualReturn2000	5.78%
2001	rr_AnnualReturn2001	6.36%
2002	rr_AnnualReturn2002	(0.44%)
2003	rr_AnnualReturn2003	31.12%
2004	rr_AnnualReturn2004	14.31%
2005	rr_AnnualReturn2005	11.92%
2006	rr_AnnualReturn2006	16.87%
2007	rr_AnnualReturn2007	(0.89%)
2008	rr_AnnualReturn2008	(34.42%)
2009	rr_AnnualReturn2009	42.20%
2010	rr_AnnualReturn2010	18.16%
2011	rr_AnnualReturn2011	(3.66%)
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2000
RiverPark/Gargoyle Hedged Value Fund | Retail Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2000
RiverPark/Gargoyle Hedged Value Fund | Retail Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2000
RiverPark/Gargoyle Hedged Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	690
RiverPark/Gargoyle Hedged Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	988

[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.85% for the Institutional, 2.00% for the Retail Class Shares and 2.85% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least March 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.
[3]	The predecessor partnership of the Fund was formed in 1997. Substantial changes were made to the strategy in January 2000, consistent with the strategy that the Fund will pursue. Performance results during years 1997 through 1999 are available upon request by calling the Fund at 888-564-4517.
[4]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional Class Shares, 1.50% for the Retail Class Shares and 2.25% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least March 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.